Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Valuation Techniques and Inputs

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Offshore Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

Schedule of Fair Value of Financial Assets Liabilities on the Balance Sheet

The following table shows the classification by levels, for financial instruments registered at fair value.

	Level 1		Level 2		Level 3		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial Assets held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	227,670	212,639	—	—	227,670	212,639
Swaps	—	—	2,070,481	1,818,155	—	—	2,070,481	1,818,155
Call Options	—	—	4,949	3,435	—	—	4,949	3,435
Put Options	—	—	253	1,311	—	—	253	1,311
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,303,353	2,035,540	—	—	2,303,353	2,035,540
Debt Financial Instruments:
From the Chilean Government and Central Bank	210,418	181,702	1,285,039	2,845,611	—	—	1,495,457	3,027,313
Other debt financial instruments issued in Chile	—	—	206,675	301,948	11,273	34,363	217,948	336,311
Financial debt instruments issued Abroad	—	—	976	—	—	—	976	—
Subtotal	210,418	181,702	1,492,690	3,147,559	11,273	34,363	1,714,381	3,363,624

Others	411,689	409,328	—	—	—	—	411,689	409,328

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments: (1)
From the Chilean Government and Central Bank	550,418	532,203	110,359	1,305,449	—	—	660,777	1,837,652
Other debt financial instruments issued in Chile	—	—	1,303,708	1,653,182	71,922	88,483	1,375,630	1,741,665
Financial debt instruments issued Abroad	—	—	51,938	207,208	—	—	51,938	207,208
Equity Instruments:
Instruments issued in Chile	6,920	10,243	—	—	357	358	7,277	10,601
Instruments issued abroad	2,103	1,286	—	—	112	25	2,215	1,311
Subtotal	559,441	543,732	1,466,005	3,165,839	72,391	88,866	2,097,837	3,798,437

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	73,959	49,065	—	—	73,959	49,065
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	73,959	49,065	—	—	73,959	49,065
Total	1,181,548	1,134,762	5,336,007	8,398,003	83,664	123,229	6,601,219	9,655,994

Financial Liabilities
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	241,757	221,626	—	—	241,757	221,626
Swaps	—	—	2,197,858	1,969,558	—	—	2,197,858	1,969,558
Call Options	—	—	4,151	1,061	—	—	4,151	1,061
Put Options	—	—	955	3,871	—	—	955	3,871
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,444,721	2,196,116	—	—	2,444,721	2,196,116

Others	—	—	990	2,305	—	—	990	2,305

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	141,040	160,602	—	—	141,040	160,602
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	141,040	160,602	—	—	141,040	160,602
Total	—	—	2,586,751	2,359,023	—	—	2,586,751	2,359,023

(1)	As of December 31, 2024, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments

The following table shows the reconciliation between the balances at the beginning and at the end of year for those instruments classified in Level 3, whose fair value is reflected in the Consolidated Financial Statements:

	2024
	Balance as of January 1, 2024	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273
Subtotal	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	88,483	586	1,682	58,608	(27,961)	11,268	(60,744)	71,922
Equity Instruments:
Instruments issued in Chile	358	—	(1)	—	—	—	—	357
Instruments issued abroad	25	—	—	87	—	—	—	112
Subtotal	88,866	586	1,681	58,695	(27,961)	11,268	(60,744)	72,391

Total	123,229	1,995	1,681	83,974	(84,697)	18,226	(60,744)	83,664

	2023
	Balance as of January 1, 2023	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363
Subtotal	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	41,283	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,483
Equity Instruments:
Instruments issued in Chile	358	—	—	—	—	—	—	358
Instruments issued abroad	25	—	—	—	—	—	—	25
Subtotal	41,666	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,866

Total	142,185	4,860	(7,355)	82,015	(63,874)	19,141	(53,743)	123,229

(1)	Recorded in income under item “Net Financial income (expense)”.

(2)	Recorded in equity under item “Accumulated other comprehensive income”.

Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions

The following table shows the sensitivity, by type of instrument, of those instruments classified in Level 3 using alternative in key valuation assumptions:

	As of December 31, 2024		As of December 31, 2023
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$

Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	11,273	(255)	34,363	(696)
Subtotal	11,273	(255)	34,363	(696)

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments:
Other debt financial instruments issued in Chile	71,922	(2,320)	88,483	(2,721)
Equity Instruments:
Instruments issued in Chile	357	—	358	—
Instruments issued abroad	112	—	25	—
Subtotal	72,391	(2,320)	88,866	(2,721)
Total	83,664	(2,575)	123,229	(3,417)

Schedule of Fair Values of the Financial Assets and Liabilities that are not Recorded at Fair Value in the Statement of Financial Position	The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position.
	Book Value		Estimated Fair Value
	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,699,076	2,464,648	2,699,076	2,464,648
Transactions in the course of collection	372,456	415,505	372,456	415,505
Subtotal	3,071,532	2,880,153	3,071,532	2,880,153
Financial assets at amortized cost
Rights by resale agreements and securities lending	87,291	71,822	87,291	71,822
Debt financial instruments	944,074	1,431,083	892,550	1,368,416
Loans and advances to Banks
Domestic banks	299,147	—	299,147	—
Central Bank of Chile	—	2,100,933	—	2,100,933
Foreign banks	366,568	417,657	366,245	412,662
Subtotal	1,697,080	4,021,495	1,645,233	3,953,833
Loans to customers, net
Commercial loans	19,893,412	19,770,403	19,561,279	19,193,778
Residential mortgage loans	13,197,695	12,277,266	13,000,178	11,656,071
Consumer loans	5,151,755	4,893,418	5,247,985	5,025,163
Subtotal	38,242,862	36,941,087	37,809,442	35,875,012
Total	43,011,474	43,842,735	42,526,207	42,708,998

Liabilities
Transactions in the course of payment	283,605	356,871	283,605	356,871
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	13,670,793	14,630,797	13,670,793
Saving accounts and time deposits	14,345,223	15,538,196	14,346,676	15,536,406
Obligations by repurchase agreements and securities lending	109,794	157,173	109,794	157,173
Borrowings from financial institutions	1,103,468	5,360,715	1,071,097	5,152,776
Debt financial instruments issued
Letters of credit for residential purposes	849	1,433	946	1,533
Letters of credit for general purposes	1	11	1	12
Bonds	9,689,219	9,358,621	9,596,699	9,090,188
Other financial obligations	284,479	339,305	284,479	339,327
Subtotal	40,163,830	44,426,247	40,040,489	43,948,208
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,068,879	1,039,814	1,057,509	1,035,801
Total	41,516,314	45,822,932	41,381,603	45,340,880

Schedule of Fair Value Financial Assets and Liabilities not Measured at Fair Value on the Balance Sheet

The table below sets forth the fair value of Financial Assets and Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2024 and 2023:

	Level 1 Estimated Fair Value		Level 2 Estimated Fair Value		Level 3 Estimated Fair Value		Total Estimated Fair Value
	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,699,076	2,464,648	—	—	—	—	2,699,076	2,464,648
Transactions in the course of collection	372,456	415,505	—	—	—	—	372,456	415,505
Subtotal	3,071,532	2,880,153	—	—	—	—	3,071,532	2,880,153
Financial assets at amortized cost
Rights by resale agreements and securities lending	87,291	71,822	—	—	—	—	87,291	71,822
Debt financial instruments	892,550	1,368,416	—	—	—	—	892,550	1,368,416
Loans and advances to Banks
Domestic banks	299,147	—	—	—	—	—	299,147	—
Central Bank of Chile	—	2,100,933	—	—	—	—	—	2,100,933
Foreign banks	—	—	—	—	366,245	412,662	366,245	412,662
Subtotal	1,278,988	3,541,171	—	—	366,245	412,662	1,645,233	3,953,833
Loans to customers, net
Commercial loans	—	—	—	—	19,561,279	19,193,778	19,561,279	19,193,778
Residential mortgage loans	—	—	—	—	13,000,178	11,656,071	13,000,178	11,656,071
Consumer loans	—	—	—	—	5,247,985	5,025,163	5,247,985	5,025,163
Subtotal	—	—	—	—	37,809,442	35,875,012	37,809,442	35,875,012
Total	4,350,520	6,421,324	—	—	38,175,687	36,287,674	42,526,207	42,708,998

Liabilities
Transactions in the course of payment	283,605	356,871	—	—	—	—	283,605	356,871
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	13,670,793	—	—	—	—	14,630,797	13,670,793
Saving accounts and time deposits	—	—	—	—	14,346,676	15,536,406	14,346,676	15,536,406
Obligations by repurchase agreements and securities lending	109,794	157,173	—	—	—	—	109,794	157,173
Borrowings from financial institutions	—	—	—	—	1,071,097	5,152,776	1,071,097	5,152,776
Debt financial instruments issued
Letters of credit for residential purposes	—	—	946	1,533	—	—	946	1,533
Letters of credit for general purposes	—	—	1	12	—	—	1	12
Bonds	—	—	9,596,699	9,090,188	—	—	9,596,699	9,090,188
Other financial obligations	—	—	—	—	284,479	339,327	284,479	339,327
Subtotal	14,740,591	13,827,966	9,597,646	9,091,733	15,702,252	21,028,509	40,040,489	43,948,208
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	—	—		—	1,057,509	1,035,801	1,057,509	1,035,801
Total	15,024,196	14,184,837	9,597,646	9,091,733	16,759,761	22,064,310	41,381,603	45,340,880